Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Principal Accounting Policies
Amounts of Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Cash and cash equivalents	1,566,729	1,420,089	200,015
Restricted cash	1,916	9,775	1,377
Short-term investments	82,594	119,399	16,817
Accounts receivable, net	161,957	57,682	8,124
Amounts due from related parties, net	287,577	251,235	35,386
Amounts due from the Group’s subsidiaries*		149,250	21,021
Loans receivables, net	68,805	34,987	4,928
Other current assets	64,900	81,660	11,502
Long-term investments	348,992	433,201	61,015
Investment in affiliates	858,700	852,163	120,025
Property and equipment, net	35,694	74,600	10,507
Operating lease right-of-use assets, net	13,598	10,195	1,436
Deferred tax assets	92,105	74,418	10,482
Other non-current assets	3,753	8,889	1,252
Total assets	3,587,320	3,577,543	503,887
Accrued payroll and welfare expenses	236,131	144,688	20,379
Income tax payable	123,099	17,007	2,395
Amounts due to the Group’s subsidiaries*	55,762	—	—
Deferred revenue	8,616	3,672	517
Other current liabilities	178,652	164,171	23,123
Deferred tax liabilities	17,719	32,656	4,600
Other non-current liabilities	13,967	14,978	2,110
Operating lease liabilities, non-current	6,850	6,044	851
Total liabilities	640,796	383,216	53,975

*Amounts due from/to the Group’s subsidiaries are eliminated in the process of preparing the consolidated balance sheets.

	Year Ended December 31,
	(Amount in Thousands)
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenues:
Revenues from others
One-time commissions	552,761	365,927	371,863	52,376
Recurring service fees	50,817	50,494	4,083	575
Other service fees	69,951	105,612	37,251	5,247
Total revenues from others	673,529	522,033	413,197	58,198
Revenues from funds Gopher manages
One-time commissions	86,801	50,227	4,135	582
Recurring service fees	588,337	665,724	569,458	80,206
Performance-based income	165,791	51,688	10,414	1,467
Total revenues from funds Gopher manages	840,929	767,639	584,007	82,255
Total revenues(1)	1,514,458	1,289,672	997,204	140,453
Less: VAT related surcharges	(9,350)	(7,452)	(4,538)	(639)
Net revenues	1,505,108	1,282,220	992,666	139,814
Total operating cost and expenses(2)	(867,215)	(586,993)	(740,138)	(104,246)
Total other income	23,868	105,426	(11,197)	(1,577)
Net income	616,421	658,023	212,334	29,907
Net income attributable to Noah Holdings Limited shareholders	621,010	628,645	215,954	30,416
Cash flows provided by (used in) operating activities(3)	562,400	661,944	(7,660)	(1,079)
Cash flows provided by (used in) investing activities	(207,114)	(275,289)	(131,120)	(18,468)
Cash flows used in financing activities	(16,416)	—	—	—
(1)	The total revenues include intragroup transactions amounted to RMB38,399, RMB64,419 and RMB19,591 for the years ended December 31, 2021, 2022 and 2023, respectively, which were eliminated in the process of preparing the consolidated statements of operations.
(2)	The total operating cost and expenses include intragroup transactions amounted to RMB186,962, RMB264,376 and RMB359,075 for the years ended December 31, 2021, 2022 and 2023, respectively, which were eliminated in the process of preparing the consolidated statements of operations.
(3)	Cash flows (used in) provided by operating activities in 2021, 2022 and 2023 include amounts due (to) from the Group’s subsidiaries of RMB(179,325), RMB(55,762) and RMB149,250 (US$21,021).

Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Amounts due from related parties	25,473	23,307	3,283
Investments	508,376	562,426	79,216
Maximum exposure to loss in non-consolidated VIEs	533,849	585,733	82,499

Summary Of The Investment Product Providers Which Accounted For 10% or More of Total Revenues

	Year ended December 31,
	2021	2022	2023

Investment product provider X	11.4%	11.1%	less than 10%

Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders

	Years Ended December 31,
	(Amount in Thousands)
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net income attributable to Noah Holdings Limited shareholders	1,314,131	976,571	1,009,494	142,185
Transfers from (to) the non-controlling interests:
Decrease in Noah’s equity by acquiring equity interests from non-controlling interests	(187,090)	—	—	—
Increase (decrease) in Noah’s equity from divestment of non-controlling interests	3,547	(10,315)	—	—
Increase in Noah’s capital from contribution of non-controlling interests	15,689	—	—	—
Decrease in Noah’s equity from distributions to non-controlling interests	—	(6,500)	(16,049)	(2,260)
Net transfers to non-controlling interests	(167,854)	(16,815)	(16,049)	(2,260)
Change from net income attributable to Noah Holdings Limited shareholders and transfers to non-controlling interests	1,146,277	959,756	993,445	139,925

Schedule of Estimated Useful Lives of Property and Equipment

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures and equipment	3 - 5 years
Motor vehicles	5 years
Software	2 - 5 years
Building improvements	10 years
Buildings	30 years

Schedule of Primary Revenue Streams from Contracts with Customers

Revenue Streams	Performance Obligation Satisfied Over Time or Point In Time	Payment Terms	Variable or Fixed Considerations
One-time commissions - Fund distribution services	Point in time	Typically paid within a month after investment product established	Fixed
One-time commissions - Insurance brokerage services	Point in time	Typically paid within a month after insurance policy issued and/or renewed	Fixed and Variable
Recurring service fees	Over time	Typically quarterly, semi-annually or annually	Variable
Performance-based income	Point in time	Typically paid shortly after the income has been determined	Variable
Lending services	Over time	Typically monthly in arrears	Fixed

Schedule of Changes of allowances for category of affected assets

	Amounts due	Accounts	Other financial
	from related parties	receivable	receivables
	RMB	RMB	RMB
Balance at beginning of 2021	4,006	—	—
Provisions	26,122	458	4,000
Balance at end of 2021	30,128	458	4,000
Provisions	544	3,905	495
Reversal	(5,471)	(578)	—
Write off	(544)	(138)	(4,495)
Foreign currency adjustment	1,009	—	—
Balance at end of 2022	25,666	3,647	—
Provisions	2,602	4,979	—
Reversal	(4,670)	(1,764)	—
Write off	(610)	—	—
Foreign currency adjustment	406	—	—
Balance at end of 2023	23,394	6,862	—